TOMORROW FUNDS
                                RETIREMENT TRUST


                         A LIFECYCLE RETIREMENT PROGRAM


                                 Annual Report
                               DECEMBER 31, 1997


                       TOMORROW LONG-TERM RETIREMENT FUND
                      TOMORROW MEDIUM-TERM RETIREMENT FUND
                      TOMORROW SHORT-TERM RETIREMENT FUND

TOMORROW FUNDS RETIREMENT TRUST

TABLE OF CONTENTS





Average Annual Total Returns ..............................................    1
Ten Largest Holdings ......................................................    3
Schedules of Investments:
     Tomorrow Long-Term Retirement Fund ...................................    4
     Tomorrow Medium-Term Retirement Fund .................................    8
     Tomorrow Short-Term Retirement Fund ..................................   12
Statements of Assets and Liabilities ......................................   15
Statements of Operations ..................................................   16
Statements of Changes in Net Assets .......................................   17
Notes to Financial Statements .............................................   18
Financial Highlights ......................................................   24
Independent Auditors' Report ..............................................   25

TOMORROW FUNDS RETIREMENT TRUST

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1997



The Funds blended allocation of equities and fixed income securities lagged their benchmarks for the year. This was due to the risk averse nature of the Funds and domestic equity sector weightings that did not keep pace with the benchmarks. Sector weightings were reallocated during the year so that they are now more in line with their benchmarks. Further, while remaining consistent with their different time horizons, the allocations among asset classes within each Fund were modified on September 15. Most of the underperformance for the year occurred prior to the reallocations. Since September 15 the Short-Term Fund has lagged its benchmark by 0.79%, the Medium-Term Fund as lagged 0.02%, while the Long-Term Fund has gained 1.36% relative to its benchmark.


[GRAPH OMITTED HERE]
Graph depicts the comparison of a $10,000 between the Long-Term Retirement Fund for Tomorrow Funds and the Benchmark for the periods from 3/7/96 through December 31, 1997.

                    LONG-TERM RETIREMENT          BENCHMARK
                    --------------------          ---------
3/7/96                   10,000                   10,000
3/31/96                   9,938                    9,946
6/30/96                  10,245                   10,285
9/30/96                  10,308                   10,494
12/31/96                 10,909                   11,100
3/31/97                  10,783                   10,985
6/30/97                  12,190                   12,478
9/30/97                  13,237                   13,728
12/31/97                 13,583                   13,883




--------------------------------------------------------------------------------
                        LONG-TERM RETIREMENT
                        --------------------
                         ONE          FROM
                         YEAR      INCEPTION*
                         ----      ---------
ADVISER SHARES ........ 24.50%       18.31%
INSTITUTIONAL SHARES .. 24.84%       19.26%
BENCHMARK ............. 25.00%       19.72%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[GRAPH OMITTED HERE]
Graph depicts the  comparison of a $10,000  between the  Medium-Term  Retirement
Fund for Tomorrow Funds and the Benchmark for the periods from 3/7/96 through December 31, 1997.

                         MEDIUM-TERM RETIREMENT          BENCHMARK
                         ----------------------          ---------
3/7/96                          10,000                   10,000
3/31/96                          9,973                    9,934
6/30/96                         10,200                   10,235
9/30/96                         10,334                   10,458
12/31/96                        10,890                   11,052
3/31/97                         10,728                   11,009
6/30/97                         11,848                   12,377
9/30/97                         12,724                   13,405
12/31/97                        12,954                   13,662


--------------------------------------------------------------------------------
                        MEDIUM-TERM RETIREMENT
                        ----------------------
                         ONE          FROM
                         YEAR      INCEPTION*
                         ----      ---------
ADVISER SHARES ........ 18.96%       15.17%
INSTITUTIONAL SHARES .. 19.48%       16.01%
BENCHMARK ............. 23.58%       18.69%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[GRAPH OMITTED HERE]
Graph depicts the comparison of a $10,000 between the Short-Term Retirement Fund for Tomorrow Funds and the Benchmark for the periods from 3/7/96 through December 31, 1997.

                        SHORT-TERM RETIREMENT          BENCHMARK
                        ---------------------          ---------
3/7/96                          10,000                   10,000
3/31/96                          9,941                    9,919
6/30/96                         10,153                   10,198
9/30/96                         10,305                   10,437
12/31/96                        10,853                   11,039
3/31/97                         10,758                   11,045
6/30/97                         11,813                   12,308
9/30/97                         12,537                   13,211
12/31/97                        12,859                   13,618


--------------------------------------------------------------------------------
                        SHORT-TERM RETIREMENT
                        ---------------------
                         ONE          FROM
                         YEAR      INCEPTION*
                         ----      ---------
ADVISER SHARES ........ 18.46%       14.70%
INSTITUTIONAL SHARES .. 18.69%       15.39%
BENCHMARK ............. 23.41%       18.52%

--------------------------------------------------------------------------------
NOTE:
* Inception of Fund: Adviser Shares and Benchmark 3/7/96, Institutional Shares 4/2/96.

TOMORROW FUNDS RETIREMENT TRUST

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1997




Performance represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Each Fund's results and their indices assume the reinvestment of all capital gain distributions and income dividends. Each Fund's past performance is not indicative of future performance and should be considered in light of each Fund's investment policy and objectives, the characteristics and quality of its portfolio securities and the periods selected. The S&P 500 Stock Index and the S&P 400 MidCap Stock Index are each broad based measurements of changes in stock market conditions based on the average performance of 500 and 400, respectively, widely held common stocks. The Russell 2000 Index is a measurement of changes in stock market conditions based on the average performance of 2,000 small capitalization companies. The Lehman Government Corporate Index is a market weighted blend of all U.S. Government securities and all U.S. Corporate securities. The Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") is an index of more than 800 companies in Europe, Australia and the Far East.

The benchmarks used by the Long-Term Retirement Fund, Medium-Term Retirement Fund and Short-Term Retirement Fund are each comprised of an allocated portion of several of the above mentioned indices. The allocation for the indices were as follows from inception of the Funds through September 15, 1997.

--------------------------------------------------------------------------------

                                              Long-    Medium-     Short
                                              Term     Term         Term
                                              ----     ----         ----
   S&P 500                                    30%         35%         40%
   S&P 400 MidCap                             20%         15%         10%
   Russell 2000                               25%         15%         10%
   Lehman Government Corporate                20%         30%         40%
   EAFE                                        5%          5%          0%

--------------------------------------------------------------------------------

On September 15, 1997 the allocation of the benchmarks for the Funds were revised to reflect the following percentages:

--------------------------------------------------------------------------------
                                           Long-    Medium-     Short
                                           Term      Term        Term
                                           ----      ----        ----
  S&P 500                                  45%         40%         35%
  S&P 400 MidCap                           15%         10%          0%
  Russell 2000                             15%          5%          0%
  Lehman Government Corporate              20%         40%         65%
  EAFE                                      5%          5%          0%

--------------------------------------------------------------------------------

TOMORROW FUNDS RETIREMENT TRUST

TEN LARGEST HOLDINGS AT DECEMBER 31, 1997*



                                                                       PERCENT
                                                                       OF NET
LONG-TERM RETIREMENT                                        VALUE      ASSETS
--------------------                                        -----      ------
US Treasury Note
         6.500%, Due 10/15/06 ..................       $   308,874        5.8%
Atlantic Energy Inc ............................           305,100        5.8%
BT EAFE Equity Index Fund ......................           244,196        4.6%
Standard & Poor's Depositary
         Receipt ...............................           241,589        4.6%
US Treasury Note
         6.500%, Due 8/15/05 ...................           164,864        3.1%
US Treasury Note
         5.500%, Due 11/15/98 ..................           155,830        3.0%
US Treasury Bond
         7.000%, Due 7/15/06 ...................           134,921        2.5%
Northwest Natural Gas Co .......................           130,200        2.5%
FPL Group Inc ..................................           115,416        2.2%
US Treasury Note
         6.500%, Due 5/31/01 ...................            92,137        1.7%
                                                       -----------        ---
                                                        $1,893,127       35.8%
                                                        ==========       ====


SHORT-TERM RETIREMENT
---------------------
US Treasury Note
         6.500%, Due 10/15/06 ..................        $3,455,199       22.2%
US Treasury Note
         6.500%, Due 8/15/05 ...................           625,020        4.0%
US Treasury Note
         7.000%, Due 7/15/06 ...................           577,463        3.7%
US Treasury Bond
         6.875%, Due 8/15/25 ...................           457,150        2.9%
Standard & Poor's Depositary
         Receipt ...............................           434,063        2.8%
Hydro Quebec
         9.300% Due 10/28/98 ...................           425,892        2.7%
US Treasury Note
         5.875%, Due 10/31/98 ..................           360,619        2.3%
United Air Lines
         10.250%, Due 7/15/20 ..................           297,304        1.9%
Merrill Lynch & Co. Inc. .......................
         6.620%, Due 6/13/00 ...................           278,330        1.8%
Norwest Corp. ..................................
         5.750%, Due 11/16/98 ..................           264,594        1.7%
                                                        ----------       ----
                                                        $7,175,634       46.0%
                                                        ==========       ====


                                                                        PERCENT
                                                                         OF NET
MEDIUM-TERM RETIREMENT                                     VALUE         ASSETS
----------------------                                     -----         ------

US Treasury Note
     6.500%, Due 10/15/06 ......................          $1,617,661      11.9%
US Treasury Note
     6.500%, Due 8/15/05 .......................           900,489         6.6%
US Treasury Note
     6.500%, Due 5/31/01 .......................           808,762         5.9%
US Treasury Note
     5.500%, Due 11/15/98 ......................           779,150         5.7%
BT EAFE Equity Index Fund ......................           662,471         4.9%
  Standard & Poor's Depositary
     Receipt ...................................           656,531         4.8%
US Treasury Bond
   7.000% Due 7/15/06 ..........................           442,542         3.3%
Atlantic Energy Inc ............................           412,097         3.0%
US Treasury Bond
    6.875% Due 8/15/25 .........................           237,495         1.7%
Merck & Co. ....................................           180,625         1.3%
                                                        ----------        ----
                                                        $6,697,823        49.1%
                                                        ==========        ====

* The composition of the largest securities in each portfolio is subject to change.

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1997


NUMBER
OF SHARES           SECURITY                   VALUE
---------           --------                   -----

         TOMORROW LONG-TERM RETIREMENT FUND

          COMMON STOCK (63.5%)
          BASIC MATERIALS (2.8%)
    250   Air Products & Chemicals Inc   $     20,562
     50   Cambrex Corp ...............          2,300
     50   Carpenter Technology Corp ..          2,403
    450   Champion International Corp.         20,391
     66   Delta & Pine Land Co .......          2,013
    350   Dexter Corp ................         15,116
    400   Dow Chemical Co ............         40,600
    450 + KEMET Corp .................         8,719
     50   Medusa Corp ................          2,091
    400   Pope & Talbot Inc ..........          6,025
    100   Rayonier Inc ...............          4,256
    100   Rohm & Haas Co .............          9,575
    100 + Scotts Company Cl A ........          3,025
     50   Unisource Worldwide Inc ....            712
    100 + USG Corp ...................          4,900
    300   Wellman Inc ................          5,850
                                              -------
                                              148,538
                                              -------

          CONSUMER CYCLICALS (6.1%)
     50 + Billing Information Concepts          2,400
    150 + Carmike Cinemas Inc. Cl A...          4,303
    150   Champion Enterprises Inc ...          3,084
    450   CVS Corp ...................         28,828
    350   Darden Restaurants Inc .....          4,375
    100   Dayton Hudson Corp .........          6,750
    400   Dillards Inc Cl A ..........         14,100
    350 + Dress Barn Inc .............          9,931
    650   Fingerhut Companies Inc. ...         13,894
  1,400   Ford Motor Co ..............         68,162
    600   Gannet Inc .................         37,087
    200 + Grand Casinos Inc ..........          2,725
    200 + GTECH Holding Corp .........          6,388
    150   Jones Apparel Group ........          6,450
    150   Juno Lighting Inc ..........          2,625
    100   Kellwood Co ................          3,000
    100   King World Productions Inc .          5,775
    150 + MacFrugals Bargains Closeouts         6,169
    100   Miller (Herman) Inc ........          5,456
    200 + Nashua Corp. ...............          2,350
    100 + Nautica Enterprises Inc ....          2,325
    100 + Office Max Inc. ............          1,425
    100   Ogden Corp .................          2,819
    100   Osh Kosh B'Gosh Cl A .......          3,300
    100   Penney (J.C.) Co. ..........          6,031
    400 + Ruby Tuesday Inc ...........         10,300
     50 + Scholastic Corp ............          1,875
    100   Sears Roebuck & Co .........          4,525
    100   Skyline Corp ...............          2,750
    200 + Sports Authority ...........          2,950



NUMBER
OF SHARES         SECURITY                     VALUE
---------         --------                     -----

     TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)

    100   Storage USA ................   $      3,994
    150   TCA Cable TV Inc ...........          6,900
     50   Tommy Hilfiger Corp ........          1,756
    200   Toro Co ....................          8,525
    400   VF Corp ....................         18,400
    100   Walt Disney Co. ............          9,906
     50   + Williams Sonoma Inc ......          2,094
                                              -------
                                              323,727
                                              -------

         CONSUMER NON CYCLICALS (5.5%)
    100  +Acxiom Corp ................          1,925
    225   Arbor Drugs ................          4,162
    150   Avnet Inc ..................          9,900
    100   +Brinker International Inc .          1,600
    150   Case Corp ..................          9,066
    200   Cash America International Inc.       2,587
    800   Coca-Cola Co ...............         53,300
    550   Coors (Adolph) Cl B ........         18,287
    400   Corning Inc ................         14,850
    150   Dean Foods Co. .............          8,925
    100  +DeVRY Inc ..................          3,187
    900   Fleming Companies Inc ......         12,094
    100   Fred Meyer Inc .............          3,637
     50  +General Nutrition Companies Inc.      1,700
     50   Hormel Foods Corp. .........          1,637
     50   Ingersoll Rand Co ..........          2,025
     50   Lancaster Colony Corp ......          2,819
    100   Magna International Inc Cl A          6,281
    100   McDonald's Corp. ...........          4,775
    200   McKesson Corp ..............         21,638
    100   Oakwood Homes Corp .........          3,319
    300   Philip Morris Companies Inc.         13,594
    300   Premark International ......          8,700
    600   Proctor & Gamble Co. .......         47,888
    150   Quaker Oats Co .............          7,913
    100   Richfood Holdings Inc ......          2,825
    200   Unilever NV ADR ............         12,488
    150   Universal Foods Corp .......          6,338
     50  +Whole Foods Market Inc .....          2,556
      2   WLR Foods Inc ..............             17
                                              -------
                                              290,033
                                              -------

         ENERGY (4.3%)
    100  +Barrett Resources Corp .....          3,025
    100  +BJ Services Co .............          7,194
    650   Chevron Corp ...............         50,050
    400   Coastal Corp ...............         24,775
    100   Cross Timbers Oil Co .......          2,494
    100   Ensco International Inc ....          3,350
    700   Exxon Corp .................         42,831

Page 4                  See Notes to Financial Statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1997

NUMBER
OF SHARES         SECURITY                     VALUE
---------         --------                     -----

     TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)

    400   Helmerich & Payne Inc ......   $     27,150
    150   IMCO Recycling Inc .........          2,409
    100   Keyspan Energy Corp ........          3,681
     50   Murphy Oil Corp ............          2,709
    200  +Nabors Industries Inc ......          6,287
    100  +Newfield Exploration Co ....          2,331
    500  +Oceaneering International Inc         9,875
    200   Royal Dutch Petroleum ADR ..         10,838
    150  +Smith International Inc ....          9,206
    100   Texaco Inc .................          5,438
    100  +United Meridian Corp .......          2,813
    100   Valero Energy Corp .........          3,144
    200  +Weatherford Enterra Inc ....          8,750
                                              -------
                                              228,350
                                              -------

         FINANCE (9.0%)
     50  +ACE Ltd ...................           4,825
    100   AFLAC Inc ..................          5,112
    150   Ahmanson H F & Co ..........         10,041
    350   Allstate Corp ..............         31,806
    100   AMRESCO Inc ................          3,025
    300   AmSouth Bancorp ............         16,294
     50   Astoria Financial Corp .....          2,787
     50   BankAmerica Corp ...........          3,650
    400   Bankers Trust N.Y. Corp. ...         44,975
      8   BSB Bancorp Inc ............            286
     50   Centura Banks Inc ..........          3,450
     99   Charter One Financial ......          6,249
    200   Chase Manhattan Corp .......         21,900
    100   Cigna Corp .................         17,306
     50   CMAC Investment Corp .......          3,019
    250   Comdisco Inc ...............          8,359
    250   Comerica Inc ...............         22,562
     75   Commercial Federal Corp ....          2,667
    100  +CompDent Corp ..............          2,028
     50   Cullen/Frost Bankers Inc ...          3,034
    237   Dime Bancorp Inc ...........          7,169
    100   Envoy Corp .................          2,912
    165   Fidelity National Financial
               Inc ...................          5,134
    250   First America Bankcorp .....         19,281
    100   Franchise Finance Corp
               of America ............          2,700
    100   Franklin Resources Inc .....          8,694
     50   Fremont General Corp .......          2,737
     50   Frontier Insurance Group Inc          1,144
     50   Golden West Financial ......          4,891
    150   Hartford Financial Services
               Group Inc .............         14,034
    150   Hilb, Rogal, & Hamilton Co .          2,897
    115   Huntington Bancshares ......          4,140
    100   JSB Financial Inc ..........          5,006



NUMBER
OF SHARES         SECURITY                     VALUE
---------         --------                     -----

     TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)

    100   Keystone Financial Inc .....   $      4,025
     66   Legg Mason Inc .............          3,692
    100   Magna Group Inc ............          4,575
    300   Marsh & McLennan Companies .         22,369
    100   Merrill Lynch & Co .........          7,294
    100   Morgan J P & Co ............         11,288
    100   Mutual Risk Management .....          2,994
    200   NationsBank Corp ...........         12,163
    300   Northern Trust Corp ........         20,925
    200   Old Republic International Corp       7,438
      2   One Valley Bancorp Inc .....             78
    100   Orion Capital Corp .........          4,644
    150   Paine Webber Group Inc .....          5,184
    100   Piper Jaffray Companies Inc           3,644
     50   Provident Financial Group Inc         2,425
    100   Quick & Reilly Group Inc ...          4,300
    150   Republic NY Corp ...........         17,128
    200   Sovereign Bancorp Inc. .....          4,150
    100   St Paul Bancorp ............          2,625
    150   State Street Corp ..........          8,728
     50   T Rowe Price Associates Inc.          3,144
    300   Travelers Group Inc ........         16,163
    100   Trenwick Group Inc .........          3,763
     50   UnionBanCal Corp ...........          5,375
     50   US Trust Corp ..............          3,131
                                              -------
                                              475,359
                                              -------

          HEALTH CARE (5.0%)
    500   Abbott Laboratories ........         32,781
    250   American Home Products Corp.         19,125
    100   Beckman Instruments Inc ....          4,000
    250   Becton Dickinson & Co. .....         12,500
    130   Bergen Brunswig Corp .......          5,476
    200  +COR Therapeutics ...........          4,500
    150  +Cygnus Inc .................          2,981
    150  +Enzo Biochem Inc ...........          2,194
     50   Express Scripts Inc Cl A ...          3,000
     50  +Health Care & Retirement Corp         2,012
    100   ICN Pharmaceuticals Inc ....          4,881
    108   Integrated Health Services Inc        3,368
    200   Johnson & Johnson Co .......         13,175
     50  +Magellan Health Services Inc          1,075
    100  +Medimmune Inc ..............          4,287
    100   Mentor Corp ................          3,650
    700   Merck & Co. ................         74,375
    100  +Orthodontic Centers of America        1,663
    150   Owens & Minor Inc. .........          2,175
    100  +Renal Treatment Centers Inc.          3,613
     50  +Safeskin Corp ..............          2,838
    450   Service Corp International .         16,622
    100  +Sola International Inc .....          3,250



                       See Notes to Financial Statements                Page 5

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1997


NUMBER
OF SHARES         SECURITY                      VALUE
---------         --------                      -----
     TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)

     50  +Steris Corp ................  $       2,413
    100   United Healthcare Corp .....          4,969
    100  +Vertex Pharmaceutical Inc ..          3,300
    150   Warner Lambert Co ..........         18,600
    300   Wellpoint Health Networks ..         12,675
                                              -------
                                              265,498
                                              -------

          INDUSTRIAL (5.9%)
    100   ABM Industries Inc .........          3,075
    150  +ACNielson Corp .............          3,656
    100   Albany International Corp ..          2,300
    170   Birmingham Steel Corp ......          2,677
    100   Brady W H Co ...............          3,100
    100   CLARCOR Inc ................          2,962
    200   Coca-Cola Enterprises Inc ..          7,112
     50   Cummins Engine Inc .........          2,953
     50   DEKALB Genetics Corp Cl B ..          1,962
    100   Dimon Inc ..................          2,625
    500   Dover Corp .................         18,062
    100   Felcor Suite ...............          3,550
    750   General Electric Co ........         55,031
     50   Grainger WW Inc ............          4,859
     76  +Halter Marine Group Inc. ...          2,194
    250   Hanson PLC ADR .............          5,766
    350  +Insituform Technologies Cl A          2,712
    500   Kaydon Corp ................         16,313
    300   Kelly Services Inc Cl A ....          9,000
    100   Lilly Industries Inc Cl A ..          2,063
    150   Lubrizol Corp ..............          5,531
    100   Lyondell Petrochemical Co ..          2,650
     50   MacDermid Inc ..............          4,244
     50   Manitowoc Inc ..............          1,625
    312   Molex Inc ..................         10,023
    400   Pitney Bowes Inc. ..........         35,975
    100   Quanex Corp ................          2,813
    100  +Read-Rite Corp .............          1,575
     50   Robbins & Myers Inc. .......          1,981
    150   Ryland Group Inc ...........          3,544
    350   Sotheby's Holdings Cl A ....          6,475
    250  +Southern Energy Homes ......          2,000
     50  +SPS Technologies Inc .......          2,181
     50   Stone & Webster Inc ........          2,344
     50   Sundstrand Corp ............          2,500
    200   Textron Inc ................         12,500
    400   Time-Warner Inc ............         24,800
    100   TJ International Inc. ......          2,475
    100  +Toll Brothers Inc ..........          2,675
    700   True North Communications ..         17,325
    150   Universal Corp .............          6,169
     50  +US Home Corp ...............          1,963


NUMBER
OF SHARES         SECURITY                      VALUE
---------         --------                      -----

     TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)

     50  +Vantive Corp ..............   $       1,263
    100   Zero Corp ..................          2,963
                                              -------
                                              309,566
                                              -------

          REAL ESTATE INVESTMENT TRUSTS (0.7%)
    400  +Anixter International Inc...          6,600
    100   Federal Realty Investments
          Trust ......................          2,575
    100   General Growth Properties ..          3,612
    100   Health Care Property
             Investors ...............          3,781
    100   INMC Mortgage Holdings Inc .          2,344
    100   Liberty Property Trust .....          2,856
    100   Mack-Cali Realty Corp ......          4,100
    350   New England Business Service         11,813
                                              -------
                                               37,681
                                              -------

          TECHNOLOGY (9.2%)
    200   AAR Corp ...................          7,750
     50   ADC Telecommunications Inc..          2,087
    150   Advanced Tissue Sciences Inc          1,856
    100   AGCO Corp ..................          2,925
    100   Aliant Communications ......          3,137
     50  +Altera Corp ................          1,656
    100  +Aspect Telecommunications....         2,087
    200   Automatic Data Processing Inc        12,275
    700   Bell Atlantic Corp .........         63,700
    200   BellSouth Corp. ............         11,262
     50  +BMC Software, Inc ..........          3,281
    100  +Cadence Design Systems Inc..          2,450
    200  +California Microwave Inc....          3,875
     50   Century Telephone Enterprise          2,491
     50   Cincinnati Bell Inc ........          1,550
    100  +Cognex Corp ................          2,725
    100  +CommNet Cellular Inc .......          3,556
    100   Communications Satellite Corp         2,425
     75   Computer Associates
              International Inc ......          3,966
    300  +Compuware Corp .............          9,600
     50  +Comverse Technology ........          1,950
    100  +Eaton Corp .................          8,925
     50  +Etec Systems Inc ...........          2,325
    300  +General Communication Cl A            1,987
    200   General Dynamics Corp ......         17,287
    500  +Geotek Communications Inc ..            766
    650   Gerber Scientific Inc ......         12,919
    400   Harris Corp ................         18,350
    100   Honeywell Inc. .............          6,850
    100  +Input/Output Inc. .........           2,969
    400   International Business Machines
              Corp ...................         41,825
    100  +KLA-Tencore Corp ...........          3,863




Page 6                     See Notes to Financial Statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1997



NUMBER
OF SHARES         SECURITY                   VALUE
---------         --------                   -----

       TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)

     50  +Kulicke & Soffa Industries Inc   $    931
     50   Life Re Corp ..................     3,260
    100   Linear Technology Corp ........     5,763
    250   Lockheed Martin Corp ..........    24,625
    250  +Microchip Technology Inc. .....     7,500
    300  +Microsoft Corp. ...............    38,775
    150   Motorola Inc ..................     8,560
    200  +Nextel Communications Inc Cl A      5,200
    100   PLATINUM Technology Inc .......     2,825
    100   Precision Castparts Corp ......     6,031
    250  +Quantum Corp ..................     5,016
    100  +Respironics Inc ...............     2,238
    100  +S3 Inc ........................       500
     50  +Sanmina Corp ..................     3,388
    500  +Sterling Software Inc. ........    20,500
    150  +Storage Technology Corp .......     9,291
     50  +Structural Dynamics Research
               Corp .....................     1,125
    100  +Symantec Corp .................     2,194
     50  +Teradyne Inc ..................     1,600
    800   Texas Instruments, Inc. .......    36,000
    250   Thomas & Betts Corp ...........    11,813
    100   Wallace Computer Services Inc..     3,888
    300   Xerox Corp ....................    22,144
                                            -------
                                            487,837
                                            -------

          TRANSPORTATION (1.5%)
    150   Airborne Freight Corp. ........     9,319
     50   AMR Corp ......................     6,425
    100   Breed Technologies Inc ........     1,825
     50   GATX Corp .....................     3,628
    100   Harley Davidson Inc. ..........     2,737
    150   Intermet Corp .................     2,625
    100  +Rural/ Metro Corp .............     3,337
    400   Ryder Systems Inc .............    13,100
    300   Union Pacific Corp ............    18,731
    100   Wabash National Corp ..........     2,844
    300   Winnebago Industries ..........     2,663
    400   Yellow Corp ...................    10,050
                                            -------
                                             77,284
                                            -------

          UTILITIES (13.5%)
    450   Ameritech Corp ................    36,225
 14,400   Atlantic Energy Inc ...........   305,100
     50  +California Energy Inc ........      1,437
    100   Columbia Gas System Inc .......     7,856
    850   Eastern Utilities .............    22,313
    950   Entergy Corp ..................    28,441
  1,950   FPL Group Inc. ................   115,416
    400   Long Island Lighting Co .......    12,050
    750   Montana Power Co ..............    23,860


NUMBER
OF SHARES         SECURITY                   VALUE
---------         --------                   -----

     TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)

  4,200   Northwest Natural Gas Co ......   $130,200
    200   Pinnacle West Capital .........      8,475
    550   Public Service Co of New
          Mexico ........................     13,028
    200   Utilicorp United Inc ..........      7,763
                                             -------
                                             712,164
                                             -------

         TOTAL COMMON STOCKS
         (Cost $3,084,200) ..............  3,356,037
                                           ---------

         OPEN END INVESTMENT COMPANY (4.6%)
         (Cost $252,180)
24,469   BT EAFE Equity Index Fund ......    244,196
                                          ----------
         UNIT INVESTMENT TRUST (4.6%)
         (Cost $214,493)
2,489    Standard & Poor's Depositary
            Receipt .....................    241,589
                                          ----------

PRINCIPAL
AMOUNT

         CORPORATE DEBENTURE (0.5%)
         FINANCE (0.5%)
         (Cost $25,310)

$ 25,000 Standard C.C. Master Trust
           6.800%  Due 4/7/99 ...........     25,234
                                          ----------

         U.S. TREASURY OBLIGATIONS (17.5%)
         U.S. TREASURY BONDS (3.7%)

125,000  7.000% Due 7/15/06 .............    134,921
 55,000  6.875% Due 8/15/25 .............     61,325
                                          ----------
                                             196,246
                                          ----------

         U.S. TREASURY NOTES (13.8%)
156,000  5.500% Due 11/15/98 ............    155,830
 90,000  6.500% Due 5/31/01 .............     92,137
158,000  6.500% Due 8/15/05 .............    164,864
295,000  6.500% Due 10/15/06 ............    308,874
  5,000  8.125% Due 8/15/19 .............      6,256
                                          ----------
                                             727,961
                                          ----------

         TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $896,354) ................    924,207
                                          ----------

         TOTAL INVESTMENTS (90.7%)
         (Cost $4,472,537) ..............  4,791,263

         OTHER ASSETS IN EXCESS
          OF LIABILITIES (9.3%) .........    490,901
                                          ----------

         TOTAL NET ASSETS (100.0%)        $5,282,164
                                          ==========
+ Non-income producing security.


                       See Notes to Financial Statements                  Page 7

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1997


NUMBER
OF SHARES         SECURITY VALUE
TOMORROW MEDIUM-TERM RETIREMENT FUND

          COMMON STOCK (46.1%)
          BASIC MATERIALS (2.3%)
    600   Air Products & Chemicals Inc ..   $49,350
     50   Cambrex Corp ..................     2,300
    100   Carpenter Technology Corp .....     4,806
  1,050   Champion International Corp. ..    47,578
     66   Delta & Pine Land Co ..........     2,013
    700   Dexter Corp ...................    30,231
    950   Dow Chemical Co ...............    96,425
    450  +KEMET Corp ....................     8,719
     50   Medusa Corp ...................     2,091
    400   Pope & Talbot Inc .............     6,025
    200   Rayonier Inc ..................     8,512
    300   Rohm & Haas Co ................    28,725
    100  +Scotts Company Cl A ...........     3,025
    100   Unisource Worldwide Inc .......     1,425
    250  +USG Corp ......................    12,250
    600   Wellman Inc ...................    11,700
                                            -------
                                            315,175
                                            -------

          CONSUMER CYCLICALS (4.9%)
     50   Billing Information Concepts ..     2,400
    100  +Carmike Cinemas Inc Cl A ......     2,869
    150   Champion Enterprises Inc ......     3,084
  1,100   CVS Corp ......................    70,469
    200   Dayton Hudson Corp ............    13,500
  1,000   Dillards Inc Cl A .............    35,250
    350  +Dress Barn Inc ................     9,931
  1,300   Fingerhut Companies Inc. ......    27,787
  3,300   Ford Motor Co .................   160,669
  1,300   Gannet Inc ....................    80,356
    200  +Grand Casinos Inc .............     2,725
    350  +GTECH Holding Corp ............    11,178
    250   Jones Apparel Group ...........    10,750
    150   Juno Lighting Inc .............     2,625
    100   Kellwood Co ...................     3,000
    300   King World Productions Inc ....    17,325
    300  +MacFrugals Bargains Closeout ..    12,337
    300   McDonald's Corp. ..............    14,325
    200   Miller (Herman) Inc ...........    10,912
    300  +Nashua Corp. ..................     3,525
    100  +Nautica Enterprises Inc .......     2,325
    250  +Office Max Inc. ...............     3,562
    200   Ogden Corp ....................     5,638
    100   Osh Kosh B'Gosh Cl A ..........     3,300
    300   Penney (J.C.) Co. .............    18,094
    400  +Ruby Tuesday Inc ..............    10,300
    150  +Scholastic Corp ...............     5,625
    250   Sears Roebuck & Co ............    11,312
    100   Skyline Corp ..................     2,750
    200  +Sports Authority ..............     2,950
    100   Storage USA ...................     3,994


NUMBER
OF SHARES         SECURITY                   VALUE
---------         --------                   -----

TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)

    350   TCA Cable TV Inc ..............   $16,100
     50   Tommy Hilfiger Corp ...........     1,756
    250   Toro Co .......................    10,656
    900   VF Corp .......................    41,400
    250   Walt Disney Co. ...............    24,766
     50  +Williams Sonoma Inc.. .........     2,094
                                            -------
                                            661,639
                                            -------

          CONSUMER NON CYCLICALS (4.6%)
    100  +Acxiom Corp ...................     1,925
    225   Arbor Drugs ...................     4,163
    350   Avnet Inc .....................    23,100
    200  +Brinker International Inc .....     3,200
    400   Case Corp .....................    24,175
    200   Cash America International Inc      2,588
  1,900   Coca Cola Co ..................   126,588
  1,300   Coors (Adolph) Cl B ...........    43,225
    900   Corning Inc ...................    33,413
    800   Darden Restaurants Inc ........    10,000
    250   Dean Foods Co. ................    14,875
    100  +DeVRY Inc .....................     3,188
  2,200   Fleming Companies Inc .........    29,563
    200   Fred Meyer Inc ................     7,275
    100  +General Nutrition Co Inc. .....     3,400
    100   Hormel Foods Corp. ............     3,275
    150   Ingersoll Rand Co .............     6,075
    100   Lancaster Colony Corp .........     5,637
    250   Magna International Cl A ......    15,703
    350   McKesson Corp .................    37,866
    100   Oakwood Homes Corp ............     3,319
    700   Philip Morris Companies Inc. ..    31,719
    600   Premark International .........    17,400
  1,400   Proctor & Gamble Co. ..........   111,737
    350   Quaker Oats Co ................    18,462
    100   Richfood Holdings Inc .........     2,825
    400   Unilever ADR ..................    24,975
    350   Universal Foods Corp ..........    14,787
     50  +Whole Foods Market Inc ........     2,556
                                            -------
                                            627,014
                                            -------

         ENERGY (3.7%)
    100  +Barrett Resources Corp ........     3,025
    200  +BJ Services Co ................    14,388
  1,600   Chevron Corp ..................   123,200
    950   Coastal Corp ..................    58,841
    300   Columbia Gas System Inc .......    23,569
    100   Cross Timbers Oil Co ..........     2,494
    200   Ensco International Inc .......     6,700
  1,500   Exxon Corp ....................    91,781
    950   Helmerich & Payne Inc. ........    64,481
    150   IMCO Recycling Inc ............     2,409
    150   Keyspan Energy Corp ...........     5,522



Page 8                 See Notes to Financial Statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1997


NUMBER
OF SHARES         SECURITY                    VALUE
---------         --------                    -----

TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)

     50   Murphy Oil Corp ...............   $ 2,709
    450  +Nabors Industries Inc .........    14,147
    100  +Newfield Exploration Co .......     2,331
    500  +Oceaneering International Inc      9,875
    450   Royal Dutch Petroleum ADR .....    24,384
    250  +Smith International Inc .......    15,344
    200   Texaco Inc ....................    10,875
    100  +United Meridian Corp ..........     2,813
    250   Valero Energy Corp ............     7,859
    350  +Weatherford Enterra Inc .......    15,312
                                            -------
                                            502,059
                                            -------

          FINANCE (7.0%)
    100   ACE Ltd .......................     9,650
    200   AFLAC Inc .....................    10,225
    350   Ahmanson H F & Co .............    23,428
    800   Allstate Corp .................    72,700
    100  +American Bankers Insurance
               Group Inc ................     4,594
    100   AMRESCO Inc ...................     3,025
    650   AmSouth Bancorp ...............    35,303
     50   Astoria Financial Corp ........     2,788
    150   BankAmerica Corp ..............    10,950
    850   Bankers Trust N.Y. Corp. ......    95,572
     10   BSB Bancorp Inc ...............       358
     50   Centura Banks Inc .............     3,450
     99   Charter One Financial .........     6,249
    500   Chase Manhattan Corp ..........    54,750
    200   Cigna Corp ....................    34,613
     50   CMAC Investment Corp ..........     3,019
    550   Comdisco Inc ..................    18,391
    600   Comerica Inc ..................    54,150
     75   Commercial Federal Corp .......     2,667
    100  +CompDent Corp .................     2,028
     50   Cullen/Frost Bankers Inc ......     3,034
    437   Dime Bancorp Inc ..............    13,219
    100  +Envoy Corp ....................     2,913
    165   Fidelity National Financial Inc     5,136
    500   First America Bankcorp ........    38,563
    100   Franchise Finance Corp. of
               America ..................     2,700
    200   Franklin Resources Inc ........    17,387
     50   Fremont General Corp ..........     2,737
     50   Frontier Insurance Group Inc ..     1,144
     50   General Re Corp ...............    10,600
    150   Golden West Financial .........    14,672
    400   Hartford Financial Services
               Group Inc ................    37,425
    150   Hilb, Rogal & Hamilton Co .....     2,897
    115   Huntington Bancshares .........     4,140
    100   JSB Financial Inc .............     5,006




NUMBER
OF SHARES         SECURITY                   VALUE
---------         --------                   -----

     TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)

    100   Keystone Financial Inc ........   $ 4,025
     66   Legg Mason Inc ................     3,692
    100   Magna Group Inc ...............     4,575
    650   Marsh & McLennan Companies ....    48,466
    250   Merrill Lynch & Co ............    18,234
    300   Morgan J P & Co ...............    33,862
    100   Mutual Risk Management ........     2,994
    500   NationsBank Corp ..............    30,406
    550   Northern Trust Corp ...........    38,362
    350   Old Republic International Corp    13,016
    100   Orion Capital Corp ............     4,644
     50  +Oxford Health Plans Inc .......       778
    375   Paine Webber Group Inc ........    12,961
    100   Piper Jaffray Companies Inc ...     3,644
     50   Provident Financial Group Inc .     2,425
    100   Quick & Reilly Group Inc ......     4,300
    350   Republic N.Y. Corp ............    39,966
    200   Sovereign Bancorp Inc. ........     4,150
    100   St Paul Bancorp Inc ...........     2,625
    300   State Street Corp .............    17,456
    100   T Rowe Price Associates Inc ...     6,287
    750   Travelers Group Inc ...........    40,406
    100   Trenwick Group Inc ............     3,762
     50   UnionBanCal Corp ..............     5,375
     50   US Trust Corp .................     3,131
                                            -------
                                            959,025
                                            -------

          HEALTH (4.1%)
  1,250   Abbott Laboratories ...........    81,953
    600   American Home Products Corp. ..    45,900
    200   Beckman Instruments Inc .......     8,000
    600   Becton Dickinson & Co. ........    30,000
    300   Bergen Brunswig Corp ..........    12,638
    200  +COR Therapeutics ..............     4,500
    150  +Cygnus Inc ....................     2,981
    150  +Enzo Biochem Inc ..............     2,194
     50   Express Scripts Inc Cl A ......     3,000
    100  +Health Care & Retirement Corp       4,025
    100   ICN Pharmaceuticals Inc .......     4,881
    108   Integrated Health Services Inc      3,368
    450   Johnson & Johnson Co ..........    29,644
     50  +Magellan Health Services Inc ..     1,075
    100  +Medimmune Inc .................     4,288
    100   Mentor Corp ...................     3,650
  1,700   Merck & Co. ...................   180,625
    100  +Orthodontic Centers of America      1,663
    150   Owens & Minor Inc. ............     2,175
    100  +Renal Treatment Centers Inc. ..     3,612
     50  +Safeskin Corp .................     2,837
  1,050   Service Corp International ....    38,784
    100  +Sola International Inc ........     3,250


                       See Notes to Financial Statements                Page 9

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1997


NUMBER
OF SHARES         SECURITY                   VALUE
---------         --------                   -----

    TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)

     50  +Steris Corp ...................   $ 2,412
    300   United Healthcare Corp ........    14,906
    100  +Vertex Pharmaceutical Inc .....     3,300
    350   Warner Lambert Co .............    43,400
    600   Wellpoint Health Networks .....    25,350
                                            -------
                                            564,411
                                            -------

         INDUSTRIAL (4.5%)
    100   ABM Industries Inc ............     3,075
    300  +ACNielson Corp ................     7,313
    250   Albany International Corp Cl A      5,750
    100   Birmingham Steel Corp .........     1,575
    100   Brady W H Co ..................     3,100
    350   Coca Cola Enterprises Inc .....    12,447
    100   Cummins Engine Inc ............     5,906
     50   DEKALB Genetics Corp. Cl B ....     1,963
    100   Dimon Inc .....................     2,625
  1,200   Dover Corp ....................    43,350
    100   Felcor Suite ..................     3,550
     48  +General Cigar Holdings Inc ....     1,038
  1,750   General Electric Co ...........   128,406
    150   Grainger WW Inc ...............    14,578
     75  +Halter Marine Group Inc. ......     2,166
    600   Hanson PLC ADR ................    13,838
    300  +Insituform Technologies Cl A ..     2,325
  1,100   Kaydon Corp ...................    35,888
    650   Kelly Services Inc Cl A .......    19,500
    100   Lilly Industries Inc Cl A .....     2,063
    300   Lubrizol Corp .................    11,063
    250   Lyondell Petrochemical Co .....     6,625
     50   MacDermid Inc .................     4,244
     50   Manitowoc Inc .................     1,625
    625   Molex .........................    20,078
  1,050   Pitney Bowes Inc. .............    94,434
    100   Quanex Corp ...................     2,812
    100  +Read-Rite Corp ................     1,575
     50   Robbins & Myers Inc. ..........     1,981
    100   Ryland Group Inc ..............     2,362
    750   Sotheby's Holdings Cl A .......    13,875
    250  +Southern Energy Homes .........     2,000
     50  +SPS Technologies Inc ..........     2,181
     50   Stone & Webster Inc ...........     2,344
     70   Sundstrand Corp ...............     3,500
    500   Textron Inc ...................    31,250
    950   Time Warner Inc ...............    58,900
    100   TJ International Inc. .........     2,475
    100  +Toll Brothers Inc .............     2,675
    700   True North Communications .....    17,325
    300   Universal Corp ................    12,337
     50  +US Home Corp ..................     1,962
     50  +Vantive Corp ..................     1,262


NUMBER
OF SHARES         SECURITY                    VALUE
---------         --------                    -----

TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)

    100   Zero Corp .....................   $ 2,962
                                            -------
                                            612,303
                                            -------

          REAL ESTATE INVESTMENT TRUST (0.3%)
    400   Anixter International Inc .....     6,600
    100   Federal Realty Investment Trust     2,575
    100   General Growth Properties .....     3,613
    100   Health Care Property Investors      3,781
    100   Highwood Properties Inc .......     3,719
    100   INMC Mortgage Holding Inc .....     2,344
    100   Liberty Property Trust ........     2,856
    100   Mack-Cali Realty Corp .........     4,100
    350   New England Business Service ..    11,812
                                            -------
                                             41,400
                                            -------

          TECHNOLOGY (6.6%)
    200   AAR Corp ......................     7,750
    100   ADC Telecommunications Inc ....     4,175
    150   Advanced Tissue Sciences Inc ..     1,856
    200   AGCO Corp .....................     5,850
    150   Aliant Communications .........     4,706
    100  +Altera Corp ...................     3,313
    100  +Aspect Telecommunications .....     2,088
    500   Automatic Data Processing Inc..    30,688
    500   BellSouth Corp. ...............    28,156
    150  +BMC Software, Inc .............     9,844
    100  +Cadence Design Systems Inc ....     2,450
    300  +California Microwave Inc. .....     5,813
    100   Century Telephone Enterprises..     4,981
    100   Cincinnati Bell Inc ...........     3,100
    100   CLARCOR Inc ...................     2,963
    100  +Cognex Corp ...................     2,725
    100  +CommNet Cellular Inc ..........     3,556
    300   Communications Satellite Corp..     7,275
    150   Computer Associates
          International Inc .............     7,931
    600  +Compuware Corp ................    19,200
     50  +Comverse Technology ...........     1,950
    200   Eaton Corp ....................    17,850
     50  +Etec Systems Inc ..............     2,325
    300  +General Communication Cl A ....     1,988
    500   General Dynamics Corp .........    43,219
    500  +Geotek Communications Inc .....       766
    650   Gerber Scientific Inc .........    12,919
  1,000   Harris Corp ...................    45,875
    200   Honeywell Inc. ................    13,700
    100  +Input/Output Inc. .............     2,969
  1,000   International Business Machines
          Corp ..........................   104,563
    200  +KLA Tencor Corp ...............     7,725


Page 10            See Notes to Financial Statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1997


NUMBER
OF SHARES         SECURITY                    VALUE
---------         --------                    -----

     TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)

     50 + Kulicke & Soffa Industries Inc  $     931
     50   Life Re Corp ..................     3,259
    200   Linear Technology Corp ........    11,525
    600   Lockheed Martin Corp ..........    59,100
    200 + Microchip Technology Inc. .....     6,000
    700 + Microsoft Corp. ...............    90,475
    350   Motorola Inc ..................    19,972
    350 + Nextel Communications Inc Cl A.     9,100
    450   Pinnacle West Capital .........    19,069
    100   PLATINUM Technology Inc .......     2,825
    200   Precision Castparts Corp ......    12,062
    500 + Quantum Corp ..................    10,031
    100 + Respironics Inc ...............     2,237
    100 + S3 Inc ........................       500
     50 + Sanmina Corp ..................     3,387
    550 + Sterling Software Inc. ........    22,550
    300 + Storage Technology Corp .......    18,581
    150 + Structural Dynamics Research
               Corp .....................     3,375
    350 + Symantec Corp .................     7,678
    100 + Teradyne Inc ..................     3,200
  2,000   Texas Instruments, Inc. .......    90,000
    600   Thomas & Betts Corp ...........    28,350
    250   Wallace Computer Services Inc.      9,719
    700   Xerox Corp ....................    51,669
                                            -------
                                            899,864
                                            -------


         TRANSPORTATION (1.1%)
    350   Airborne Freight Corp. ........    21,744
    100   AMR Corp ......................    12,850
    100   Breed Technologies Inc ........     1,825
    100   GATX Corp .....................     7,256
    200   Harley Davidson Inc. ..........     5,475
    150   Intermet Corp .................     2,625
    100  +Rural/ Metro Corp .............     3,338
  1,000   Ryder Systems Inc .............    32,750
    700   Union Pacific Corp ............    43,706
    100   Wabash National Corp ..........     2,844
    300   Winnebago Industries ..........     2,662
    400   Yellow Corp ...................    10,050
                                            -------
                                            147,125
                                            -------

          UTILITIES (7.0%)
  1,050   Ameritech Corp ................    84,525
 19,450   Atlantic Energy Inc ...........   412,097
  1,600   Bell Atlantic Corp ............   145,600
    100  +California Energy Inc .........     2,875
    850   Eastern Utilities .............    22,313
  2,250   Entergy Corp ..................    67,359
  1,000   FPL Group Inc. ................    59,188
    800   Long Island Lighting Co .......    24,100


NUMBER
OF SHARES         SECURITY                    VALUE
---------         --------                    -----

     TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)

  1,550   Montana Power Co ..............   $49,309
  1,600   Northwest Natural Gas Co ......    49,600
  1,150   Public Service Co of New Mexico    27,241
    400   Utilicorp United Inc ..........    15,525
                                            -------
                                            959,732
                                            -------
         TOTAL COMMON STOCKS
         (Cost $5,734,476) ............   6,289,747
                                          ---------

         OPEN END INVESTMENT COMPANY (4.8%)
         (Cost $670,635)

66,380    BT EAFE Equity Index Fund ...     662,471
                                          ---------

         Unit Investment Trust (4.8%)
         (Cost $552,342)
 6,764   Standard & Poor's Depositary
             Receipt ..................     656,531
                                          ---------

PRINCIPAL
AMOUNT
------

         CORPORATE DEBENTURES (2.8%)
         FINANCE (1.3%)

$45,000  Merrill Lynch & Co.
          7.375% Due 5/15/06 ...........     47,582

135,000  Standard C.C. Master Trust
          6.800% Due 4/7/99 ............    136,265
                                            -------
                                            183,847
                                            -------

         INDUSTRIAL (0.3%)
 35,000  General Electric Corp
           7.650% Due 2/23/98 ..........     35,079

         TRANSPORTATION (1.2%)
125,000  United Airlines
           10.250% Due 7/15/21 ..........   165,169

         TOTAL CORPORATE DEBENTURES
         (Cost $386,257)            384,095

         U.S. TREASURY OBLIGATIONS (36.1%)
         U.S. TREASURY BONDS (5.0%)
410,000  7.000% Due 7/15/06 .............   442,542
213,000  6.875% Due 8/15/25 .............   237,495
                                            -------
                                            680,037
                                            -------

          U.S. TREASURY NOTES (31.1%)
  780,000 5.500% Due 11/15/98 ...........   779,150
  790,000 6.500% Due 5/31/01 ............   808,762
  863,000 6.500% Due 8/15/05 ............   900,489
1,545,000 6.500% Due 10/15/06 ........... 1,617,661



              See Notes to Financial Statements                       Page 11

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1997

PRINCIPAL
AMOUNT          SECURITY                     VALUE
------          --------                     -----

     TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)

$65,000   6.625% Due 5/15/07 ............   $68,799
 35,000   6.125% Due 8/15/07 ............    35,968
 25,000   8.125% Due 8/15/19 ............    31,281
                                        -----------
                                          4,242,110
                                        -----------
         TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $4,795,666)                4,922,147
                                        -----------
         EURODOLLAR DEPOSIT (4.6%)
          (Cost $625,000)
625,000  Sumitomo Bank Ltd.
          5.469% Due 1/2/98                 625,000
                                        -----------
         TOTAL INVESTMENTS (99.2%)
         (Cost $12,764,376)              13,539,991

         OTHER ASSETS IN EXCESS
          OF LIABILITIES (0.8%)             112,179
                                        -----------
         TOTAL NET ASSETS (100%)        $13,652,170
                                        ===========

+ Non-income producing security




NUMBER
OF SHARES         SECURITY                   VALUE
---------         --------                   -----

          TOMORROW SHORT-TERM RETIREMENT FUND

          COMMON STOCK (31.6%)
          BASIC MATERIALS (1.6%)
    700   Air Products & Chemicals Inc ...  $ 57,575
  1,200   Champion International Corp. ...    54,375
  1,100   Dow Chemical Co ................   111,650
    350   Rohm & Haas Co .................    33,512
                                             -------
                                             257,112
                                             -------

          CONSUMER CYCLICALS (3.5%)
  1,300   CVS Corp ...................        83,281
    250   Dayton Hudson Corp .........        16,875
  1,150   Dillards International Cl A         40,537
  3,800   Ford Motor Co ..............       185,013
  1,500   Gannet Inc .................        92,719
    350   King World Productions Inc .        20,212
    350   Penney (J.C.) Co. ..........        21,109
    300   Sears Roebuck & Co .........        13,575
  1,100   VF Corp ....................        50,600
    300   Walt Disney Co. ............        29,719
                                             -------
                                             553,640
                                             -------

NUMBER
OF SHARES         SECURITY                     VALUE
---------         --------                     -----

     TOMORROW SHORT-TERM RETIREMENT FUND (CONTINUED)

          CONSUMER NON CYCLICALS (3.6%)
    500   Case Corp ..................      $ 30,219
  2,000   Coca Cola Co ...............       133,250
  1,500   Coors (Adolph) Cl B ........        49,875
  1,050   Corning Inc ................        38,981
    950   Darden Restaurants Inc .....        11,875
  2,550   Fleming Companies Inc ......        34,266
    200   Ingersoll Rand Co ..........         8,100
    350   McDonald's Corp. ...........        16,712
    800   Philip Morris Companies Inc.        36,250
  1,800   Proctor & Gamble Co. .......       143,663
    400   Quaker Oats Co. ............        21,100
    600   Unilever NV ADR ............        37,462
                                             -------
                                             561,753
                                             -------

          ENERGY (2.9%)
  1,900   Chevron Corp ...............       146,300
  1,100   Coastal Corp ...............        68,131
  1,800   Exxon Corp .................       110,137
  1,100   Helmerich & Payne Inc ......        74,662
    550   Royal Dutch Petroleum Co. ADR       29,803
    300   Texaco Inc .................        16,313
                                             -------
                                             445,346
                                             -------

          FINANCE (4.7%)
    400   Ahmanson H F & Co ..........        26,775
    900   Allstate Corp ..............        81,787
    200   BankAmerica Corp ...........        14,600
  1,000   Bankers Trust N.Y. Corp. ...       112,437
    600   Chase Manhattan Corp .......        65,700
    250   Cigna Corp .................        43,266
    700   Comerica Inc ...............        63,175
     50   General Re Corp ............        10,600
    200   Golden West Financial ......        19,562
    500   Hartford Financial Services Group   46,782
    750   Marsh & McLennan Companies .        55,922
    300   Merrill Lynch & Co. ........        21,882
    350   Morgan J P & Co. ...........        39,506
    600   NationsBank Corp ...........        36,487
    400   Republic NY Corp ...........        45,675
    900   Travelers Group Inc ........        48,488
                                             -------
                                             732,644
                                             -------

          HEALTH (3.5%)
  1,400   Abbott Laboratories ........        91,787
    700   American Home Products Corp.        53,550
    700   Becton Dickinson & Co. .....        35,000
    550   Johnson & Johnson Co .......        36,231
  2,000   Merck & Co .................       212,500
  1,250   Service Corp International .        46,172


Page 12             See Notes to Financial Statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1997


NUMBER
OF SHARES         SECURITY                     VALUE
---------         --------                     -----

     TOMORROW SHORT-TERM RETIREMENT FUND (CONTINUED)

    350   United Healthcare Corp .....      $ 17,391
    400   Warner Lambert Co ..........        49,600
                                             -------
                                             542,231
                                             -------

          INDUSTRIAL (3.3%)
    150   Cummins Engine Inc .........         8,859
  1,400   Dover Corp .................        50,575
  2,050   General Electric Co ........       150,419
    200   Grainger WW Inc ............        19,437
    700   Hanson PLC- ADR ............        16,144
  1,250   Pitney Bowes Inc. ..........       112,422
    600   Textron Inc ................        37,500
  1,100   Time Warner Inc ............        68,200
    800   Union Pacific Corp .........        49,950
                                             -------
                                             513,506
                                             -------

         TECHNOLOGY (5.8%)

    600   Automatic Data Processing Inc       36,826
  1,900   Bell Atlantic Corp .........       172,900
    600   BellSouth Corp. ............        33,788
    225   Computer Associates
               International Inc .....        11,897
    250   Eaton Corp .................        22,313
    600   General Dynamics Corp ......        51,863
  1,200   Harris Corp. ...............        55,050
    250   Honeywell Inc. .............        17,125
  1,150   International Business
               Machines Corp .........       120,247
    700   Lockheed Martin Corp .......        68,950
    800  +Microsoft Corp.,,...........       103,400
    450   Motorola Inc ...............        25,678
  2,000   Texas Instruments, Inc. ....        90,000
    700   Thomas & Betts Corp ........        33,075
    800   Xerox Corp .................        59,050
                                             -------
                                             902,162
                                             -------

          TRANSPORTATION (0.3%)
    100  +AMR Corp ...................        12,850
  1,150   Ryder Systems Inc ..........        37,663
                                              ------
                                              50,513
                                              ------

          UTILITIES (2.4%)
  1,200   Ameritech Corp .............        96,600
    350   Columbia Gas System Inc ....        27,497
  2,650   Entergy Corp ...............        79,334
  2,950   FPL Group Inc. .............       174,603
                                             -------
                                             378,034
                                             -------

         TOTAL COMMON STOCK
         (Cost $4,501,734) ...........     4,936,941
                                           ---------



NUMBER
OF SHARES         SECURITY                     VALUE
---------         --------                     -----

          TOMORROW SHORT-TERM RETIREMENT FUND (CONTINUED)

         UNIT INVESTMENT TRUST (2.8%)
         (Cost $427,354)
  4,472  Standard & Poor's Depositary
             Receipt .................     $434,063



PRINCIPAL
AMOUNT
------

         CORPORATE DEBENTURES (25.8%)
         FINANCE (20.1%)

 $120,000     Associates Corp N.A.
               6.375% Due 8/15/99 ....      120,510
  150,000     Associates Corp N.A.
               6.680% Due 9/17/99 ....      151,423
  230,000     Associates Corp N.A.
               6.500% Due 10/15/02 ...      231,999
  205,000     Beneficial Corp.
               8.170% Due 11/9/99 ....      212,780
   95,000     Beneficial Corp.
               6.330% Due 12/18/00 ...       95,652
  100,000     Commercial Credit
               8.250% Due 11/1/01 ....      106,505
  250,000     First Bank Corp Trust
               97-1 A  6.400% Due 2/15/03   252,030
  230,000     Ford Motor Credit Corp.
               8.150% Due 3/16/99 ....      235,725
  135,000     Ford Motor Credit Corp.
               6.570% Due 3/19/01 ....      136,382
   50,000     Ford Motor Credit Corp.
               6.125% Due 1/9/06 .....       49,076
   80,000     GATX Capital Corp.
               6.500% Due 11/1/00 ....       80,402
   78,552     GMAC 1995-AA
               7.150% Due 3/15/00 ....       78,870
  275,000     Merrill Lynch & Co.
               6.620% Due 6/13/00 ....      278,330
   45,000     Merrill Lynch & Co.
               7.375% Due 5/15/06 ....       47,582
   65,000     Merrill Lynch & Co.
               7.000% Due 1/15/07 ....       67,265
  250,000     NationsBank Credit Card 95-1 A
               6.450% Due 4/15/03 ....      252,420
  265,000     Norwest Corp
               5.750% Due 11/16/98 ...      264,594
  115,000     Paine Webber Group Inc
               7.490% Due 10/15/04 ...      121,799
  230,000     Standard C.C. Master Trust
               6.800% Due 4/7/99 .....      232,155
  120,000     US Capital Corp.
               6.500% Due 12/01/03 ...      120,304
                                          ---------
                                          3,135,803
                                          ---------



                       See Notes to Financial Statements                Page 13

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1997


PRINCIPAL
AMOUNT               SECURITY                VALUE
------               --------                -----


TOMORROW SHORT-TERM RETIREMENT FUND (CONTINUED)

         INDUSTRIAL (3.8%)

 $90,000    DuPont (El) de Nemours & Co.
               8.750% Due 1/12/01 ......   $96,879
  65,000    General Electric Corp.
               7.650% Due 3/15/98 ......    65,147
 415,000    Hydro Quebec
               9.300% Due 10/28/98 .....   425,892
                                           -------
                                           587,918
                                           -------

           TRANSPORTATION (1.9%)
 225,000   United Airlines
              10.250% Due 7/15/20 ......   297,304
                                           -------

          TOTAL CORPORATE DEBENTURES
         (Cost $4,010,499) ...........   4,021,025

          U.S. TREASURY OBLIGATIONS (39.0%)
          U.S. TREASURY BONDS (4.6%)
410,000   6.875% Due 8/15/25 .........     457,150
240,000   6.625% Due 2/15/27 .........     260,549
                                         ---------
                                           717,699
                                         ---------

          U.S. TREASURY NOTES (34.4%)
360,000   5.875% Due 10/31/98 ........     360,619
200,000   6.375% Due 5/15/00 .........     203,000
599,000   6.500% Due 8/15/05 .........     625,020
535,000   7.000% Due 7/15/06 .........     577,463
          3,300,000 6.500% Due 10/15/06  3,455,199
 35,000   6.125% Due 8/15/07 .........      35,968
115,000   6.625% Due 5/15/07 .........     121,721
                                         ---------
                                         5,378,990
                                         ---------

         TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $5,903,504) ............  6,096,689

         TOTAL INVESTMENTS  (99.2%)
         (Cost $14,843,091) ..........  15,488,718

         OTHER ASSETS IN EXCESS
           OF LIABILITIES (0.8%) .....     120,597

         TOTAL NET ASSETS (100.0%) ... $15,609,315




+  Non-income producing security.


Page 14                  See Notes to Financial Statements


TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES AT DECEMBER 31, 1997



                                                  LONG-          MEDIUM-          SHORT-
                                                  TERM            TERM             TERM
                                               RETIREMENT      RETIREMENT       RETIREMENT
                                               ----------      ----------       ----------


               ASSETS
Investments at value (+) ..................   $  4,791,263    $ 13,539,991    $ 15,488,718
Cash ......................................        404,536         110,090          18,535
Receivable for Fund shares sold ...........        107,360          88,451          10,166
Receivable from adviser ...................          2,941               0               0
Dividends and interest receivable .........         26,365         102,126         178,471
Deferred organizational expenses and
         prepaid expenses .................         29,325          29,846          29,986
                                              ------------    ------------    ------------
                                                 5,361,790      13,870,504      15,725,876
                                              ------------    ------------    ------------

               LIABILITIES
Accrued investment advisory fees (Note 2) .              0           5,452           9,547
Payable for investment securities purchased              0         116,708               0
Payable for Fund shares redeemed ..........          1,327           3,639          10,855
Accrued distribution fees payable
         (Adviser Shares) .................          3,131           9,536          11,595
Accrued service fees payable
         (Institutional Shares) ...........            188             358             213
Organization expenses payable .............         47,200          47,110          47,110
Other accrued expenses ....................         27,780          35,531          37,241
                                              ------------    ------------    ------------
                                                    79,626         218,334         116,561
                                              ------------    ------------    ------------
               NET ASSETS .................   $  5,282,164    $ 13,652,170    $ 15,609,315
                                              ------------    ------------    ------------

NET ASSETS REPRESENTED BY:
Shares of beneficial interest (par $0.001)    $        660    $      1,547    $      1,595
Paid-in surplus ...........................      4,968,975      12,879,671      14,912,273
Undistributed/(overdistributed)
         net investment income ............         (5,974)         (5,906)         12,383
Undistributed/(overdistributed) realized
         gains on investments .............           (213)          1,243          37,437
Net unrealized appreciation on investments         318,726         775,615         645,627
                                              ------------    ------------    ------------
               NET ASSETS .................   $  5,282,164    $ 13,652,170    $ 15,609,315
                                              ============    ============    ============

NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE:
   ADVISER SHARES:
Net Assets ................................   $  4,194,511    $ 11,987,376    $ 13,785,878
Shares of beneficial interest issued and
         outstanding ......................        525,565       1,353,771       1,409,753
Net asset value per share .................   $       7.98    $       8.85    $       9.78
                                              ============    ============    ============

  INSTITUTIONAL SHARES:
Net Assets ................................   $  1,087,653    $  1,664,794    $  1,823,437
Shares of beneficial interest issued and
         outstanding ......................        134,827         192,988         185,667
Net asset value per share .................   $       8.07    $       8.63    $       9.82
                                              ============    ============    ============

(+) Investments at cost ...................      4,472,537      12,764,376      14,843,091

UNREALIZED APPRECIATION/(DEPRECIATION): *
         Gross appreciation ...............        439,356         969,265         770,751
         Gross depreciation ...............       (120,630)       (193,650)       (125,124)
                                              ------------    ------------    ------------
NET UNREALIZED APPRECIATION ...............        318,726         775,615         645,627
                                              ============    ============    ============


* Based on cost of securities for Federal Income tax purposes which does not differ from book cost.

                       See Notes to Financial Statements                 Page 15


TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1997



                                                 LONG-TERM      MEDIUM-TERM    SHORT-TERM
                                                RETIREMENT      RETIREMENT     RETIREMENT
                                                ----------      ----------     ----------

INVESTMENT INCOME:
Dividends ....................................   $  58,333    $   138,981    $   132,040
Interest .....................................      43,338        216,910        393,317
Other ........................................          57          2,289             35
                                                 ---------    -----------    -----------
                                                   101,728        358,180        525,392
                                                 ---------    -----------    -----------
EXPENSES:
Investment advisory fees - (Note 5) ..........      24,878         75,259         94,563
Fund accounting fees .........................      38,559         35,804         35,684
Registration fees and expenses ...............      22,402         23,169         22,335
Professional fees ............................      22,107         37,929         42,858
Transfer agent fees and expenses
         (Institutional Shares) ..............      21,752         20,711         21,573
Transfer agent fees and expenses
         (Adviser Shares) ....................      20,110         21,643         19,489
Distribution fees (Adviser Shares) - (Note 5)       13,451         45,818         59,671
Custodian fees and expenses - (Note 2) .......      13,443         15,332         13,064
Amortization of organizational expenses ......       9,494          9,479          9,479
Shareholders' reports ........................       6,116          9,600         12,670
Trustees' fees and expenses ..................       6,049          6,049          6,549
Administration fees - Note 5 .................       2,985          9,031         11,348
Service fees (Institutional Shares) - (Note 5)           9             34            132
Other expenses ...............................       1,897          1,999          2,342
                                                 ---------    -----------    -----------
TOTAL EXPENSES ...............................     203,252        311,857        351,757
Less fees waived by adviser and
         administrator - (Note 5) ............     (27,863)       (76,568)       (87,818)
Less expenses reimbursed
         by adviser - (Note 5) ...............    (114,094)       (56,406)       (40,743)
Less expenses paid indirectly - (Note 7) .....      (5,140)        (5,962)        (5,437)
                                                 ---------    -----------    -----------
NET EXPENSES .................................      56,155        172,921        217,759
                                                 ---------    -----------    -----------
NET INVESTMENT INCOME ........................      45,573        185,259        307,633
                                                 ---------    -----------    -----------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
  Net realized gain on investments ...........     374,798        878,691      1,287,442
  Net change in unrealized appreciation on
    Investments ..............................     286,101        704,152        565,729
                                                 ---------    -----------    -----------

NET GAIN ON INVESTMENTS ......................     660,899      1,582,843      1,853,171
                                                 ---------    -----------    -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...........................   $ 706,472    $ 1,768,102    $ 2,160,804
                                                 =========    ===========    ===========





Page 16                     See Notes to Financial Statements


TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS




                                                LONG-TERM                      MEDIUM-TERM                      SHORT-TERM
                                               RETIREMENT                      RETIREMENT                       RETIREMENT
----------------------------------------------------------------------------------------------------------------------------------
                                            YEAR         PERIOD         YEAR            PERIOD            YEAR           PERIOD
                                            ENDED        ENDED          ENDED           ENDED             ENDED          ENDED
                                          12/31/97      12/31/96*      12/31/97        12/31/96*         12/31/97       12/31/96*
                                          --------      ---------      --------        ---------         --------       ---------

OPERATIONS:
Net investment income .............   $    45,573    $     5,770    $    185,259    $    17,615       $    307,633    $    20,990
Net realized gain
   on investments .................       374,798          7,802         878,691         24,377          1,287,442            232
Net change in unrealized
   appreciation on investments ....       286,101         32,625         704,152         71,463            565,729         79,898
                                      -----------    -----------    ------------    -----------       ------------    -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ......       706,472         46,197       1,768,102        113,455          2,160,804        101,120
                                      -----------    -----------    ------------    -----------       ------------    -----------

DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
   Adviser Shares .................       (37,625)        (7,897)       (161,291)       (11,718)          (254,014)       (22,778)
   Institutional Shares ...........       (12,531              0         (26,581)        (7,833)           (39,448)             0
                                      -----------    -----------    ------------    -----------       ------------    -----------
TOTAL DIVIDENDS TO
   SHAREHOLDERS FROM NET
   INVESTMENT INCOME ..............       (50,156)        (7,897)       (187,872)       (19,551)           (22,778)
                                      -----------    -----------    ------------    -----------       ------------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
FROM NET REALIZED GAINS:
   Adviser Shares .................      (296,298)        (6,017)       (769,235)       (23,803)        (1,104,962)        (2,278)
   Institutional Shares ...........       (78,947)        (1,909)       (108,096)        (2,036)          (142,997)             0
                                      -----------    -----------    ------------    -----------       ------------    -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS
   FROM NET REALIZED GAINS ........      (375,245)        (7,926)       (877,331)       (25,839)        (1,247,959)        (2,278)
                                      -----------    -----------    ------------    -----------       ------------    -----------

TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST:
Received on issuance:
   Shares sold ....................     5,046,755      1,256,481      10,697,459      3,739,365         13,042,308      4,786,563
   Shares issued in reinvestment
     of dividends and distributions       425,402         15,823       1,065,203         45,391          1,541,421         25,055
   Shares redeemed ................    (1,730,955)       (42,787)     (2,494,576)      (171,636)        (4,356,467)      (125,012)
                                      -----------    -----------    ------------    -----------       ------------    -----------
NET INCREASE FROM
   CAPITAL SHARE TRANSACTIONS .....     3,741,202      1,229,517       9,268,086      3,613,120         10,227,262      4,686,606
                                      -----------    -----------    ------------    -----------       ------------    -----------

TOTAL INCREASE IN NET ASSETS ......     4,022,273      1,259,891       9,970,985      3,681,185         10,846,645      4,762,670

NET ASSETS:
Beginning of period ...............     1,259,891              0       3,681,185              0          4,762,670              0
                                      -----------    -----------    ------------    -----------       ------------    -----------
End of period + ...................   $ 5,282,164    $ 1,259,891    $ 13,652,170    $ 3,681,185       $ 15,609,315    $ 4,762,670
                                      ===========    ===========    ============    ===========       ============    ===========

+Includes undistributed/
  (overdistributed) net
  investment income ...............   ($    5,974)   ($    2,127)   ($     5,906)   ($    1,936)      $     12,383    ($    1,788)
                                      ===========    ===========    ============    ===========       ============    ===========



*  Commencement of operations on March 7, 1996.


                       See Notes to Financial Statements                 Page 17

TOMORROW FUNDS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENTS


1. GENERAL

     The Tomorrow Long-Term Retirement Fund ("Long-Term Fund"), Tomorrow Medium-Term Retirement Fund ("Medium-Term Fund") and Tomorrow Short-Term Retirement Fund ("Short-Term Fund"), are separate funds of the Tomorrow Funds Retirement Trust (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company. All of the funds are diversified. The accompanying financial statements and notes relate to the Long-Term Fund, Medium-Term Fund and Short-Term Fund only (collectively the "Funds").

     The  Trust  offers  two  classes  of  shares:   Adviser  Class  Shares  and
Institutional Class Shares. Adviser Shares and Institutional Shares are substantially the same except that Adviser Shares bear the fees payable under a plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the Act (the "Distribution Plan") at an annual rate of up to 0.50% of the average daily net assets attributable to the Adviser Shares; Institutional Shares bear the fees that are payable under a Service Plan (the "Service Plan") at an annual rate of up to 0.25% of the average daily net assets attributable to the Institutional Shares. In addition to fees paid pursuant to the Distribution Plan and Service Plan, each class also bears the expense associated with transfer agent fees.

     Investment income, expenses (other than expenses incurred under the Distribution Plan, the Service Plan and transfer agent fees and expenses), and realized and unrealized gains and losses on investments of a Fund are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

     The Funds first commenced offering Adviser Shares on March 7, 1996 and Institutional Shares on April 2, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

PORTFOLIO VALUATION
-------------------

     COMMON STOCK - Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price on such exchange as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day that the Funds calculate their net asset values. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices.

     BONDS - Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Funds' portfolios are valued by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, exchange or over-the-counter prices, when such valuations are believed to reflect the market value of such securities.

TOMORROW FUNDS RETIREMENT TRUST

     MONEY MARKET SECURITIES - Investments in money market and other short-term (60 days or less) securities are valued at amortized cost, which has been determined by the Trust's Board of Trustees to represent the fair value of such securities.

     FOREIGN SECURITIES - Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day that the Fund's calculate their net asset values. Unlisted foreign securities and listed foreign securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.

     Certain risks result from investing in foreign securities in addition to the usual risk inherent in domestic investments. Such risks include future political, economical and currency exchange developments including restrictions and changes in foreign law.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
-------------------------------------------
     Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded utilizing the specific identification method. Interest income is recognized on an accrual basis and dividend income is recognized on ex-dividend date. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis.

     During the year ended December 31, 1997, none of the Funds in the Trust entered into the following transactions: futures, options, forward currency contracts or foreign currency transactions.

FEDERAL INCOME TAXES
--------------------
     Each Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Accordingly, no federal tax or excise tax provisions are required.
     The federal income tax basis of investments approximates cost.

DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------
     DIVIDENDS FROM NET INVESTMENT INCOME- Dividends from net investment income are declared and paid annually when available and are recorded on the ex-dividend date.

     DISTRIBUTIONS FROM CAPITAL GAINS - Distributions from capital gains are declared by December 31 of the year in which they are earned and are paid by January 31 of the following year. However, to the extent that the net realized gains of a Fund can be offset by capital loss carryovers of that Fund, such gains will not be distributed.

     The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders

TOMORROW FUNDS RETIREMENT TRUST
which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or net distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

USE OF ESTIMATES
----------------
     Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

3. ORGANIZATIONAL EXPENSES

     Weiss, Peck & Greer. L.L.C. ("WPG"), the Funds' investment Adviser, paid the organizational expenses of the Funds approximating $141,000 ($47,000 each for the Long-Term, Medium-Term and Short-Term Funds). The Funds will reimburse WPG for these expenses which have been deferred and are being amortized by the Funds on a straight line method over a period of five years from the commencement of operations.

4. EXPENSES

     The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general Trust expenses are allocated among the Trust's respective Funds.

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust, with respect to each Fund, has entered into an Investment Advisory Agreement with WPG which entitles WPG to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of each Funds' average daily net assets. For the year ended December 31, 1997, WPG voluntarily agreed not to impose its advisory fee applicable to the Long-Term Fund, and waived $67,537 and $76,470 from the Medium-Term Fund and Short-Term Fund, respectively.

     WPG has agreed to voluntarily limit each Funds' total operating expenses, (excluding taxes, brokerage commissions, interest, dividends paid on securities sold short and extraordinary legal fees and expenses) to 1.75% of the average daily net assets for the Adviser Class Shares and 1.25% of the average daily net assets for the Institutional class shares. WPG will reduce its advisory fee (but not below $0) when the total operating expenses exceed these limits.

     The Trust has entered into an Administration Agreement with WPG. For its administrative services, WPG is entitled to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.09% of each Funds' average daily net assets. WPG voluntarily agreed to waive its administration services fee applicable to the Funds for the year ended December 31, 1997.

     The Trust with respect to the Adviser Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Under the Distribution Plan, each Fund pays distribution and

TOMORROW FUNDS RETIREMENT TRUST
service fees at an aggregate annual rate of up to 0.50% of the daily average net assets attributable to the Adviser Class Shares. Up to 0.25% of this fee is for service fees and is intended to be compensation for personnel services and/or account maintenance services. The remaining amount is for distribution fees and is intended to compensate WPG for its services and expenses associated with serving as principal underwriter of the Adviser Class. These payments are borne solely by the Adviser Class Shares. For the year ended December 31, 1997, payments pursuant to the Distribution Plan from the Long-Term Fund, Medium-Term Fund and Short-Term Fund amounted to $13,451, $45,818, and $59,671, respectively. Of these amounts, WPG earned $6,102, $22,849 and $28,994, respectively.

     The Trust with respect to the Institutional Class of each Fund has also adopted a Service Plan (the "Institutional Service Plan") pursuant to which each Fund has agreed to pay fiduciaries of retirement plans investing in the Funds a fee for various services and/or account maintenance services relating to the Institutional Class Shares. The Institutional Service Plan fee is accrued daily and paid quarterly at an annual rate of up to 0.25% of the average daily net asset value attributable to the Institutional Class Shares of each Fund, and is borne solely by the Institutional Class Shares.

6. SECURITIES TRANSACTIONS

     Sale proceeds, cost of securities purchased, (other than short term investments and options written), total commissions and commissions received by WPG on such transactions for the year ended December 31, 1997 were as follows:

                           PROCEEDS       COST OF                  COMMISSIONS
                        OF SECURITIES   SECURITIES       TOTAL      RECEIVED
                            SOLD         PURCHASED    COMMISSIONS    BY WPG
                            ----         ---------    -----------    ------

Long-Term Fund           $2,119,543     $ 4,935,774      $4,750      $4,655
Medium-Term Fund          8,267,298      15,983,935      10,488      10,176
Short-Term Fund          17,494,451      26,372,805      12,134      11,952

7. CUSTODIAN FEES

     Each Fund has entered into an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds' custodian fee and related offset for the year ended December 31, 1997 were as follows:

                           CUSTODIAN FEE     OFFSET CREDIT
                           -------------     -------------
Long-Term Fund                $13,443           $5,140
Medium-Term Fund               15,332            5,962
Short-Term Fund                13,064            5,437

     The Funds could have invested its cash balances elsewhere if it had not agreed to a reduction in fees under the expense offset agreement with its custodian.

TOMORROW FUNDS RETIREMENT TRUST

8. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds are summarized below:
--------------------------------------------------------------------------------

LONG-TERM FUND                               YEAR ENDED                 PERIOD ENDED
                                        DECEMBER 31, 1997             DECEMBER 31, 1996*
                                        -----------------             ------------------

                                        SHARES        AMOUNT       SHARES        AMOUNT
                                        ------        ------       ------        ------
ADVISER CLASS SHARES
  Sold                                  517,001    $ 4,000,125     143,309    $   977,964
  Reinvested from dividends
           and distributions             41,845        333,924       1,985         13,914
  Redeemed                             (173,325)    (1,350,497)     (5,250)       (35,184)
                                       --------    -----------    --------    -----------
  Net increase - Adviser Class          385,521    $ 2,983,552     140,044    $   956,694
                                       --------    -----------    --------    -----------

INSTITUTIONAL CLASS SHARES
  Sold                                  130,869      1,046,630      40,904    $   278,517
  Reinvested from dividends
           and distributions             11,350         91,478         270          1,909
  Redeemed                              (47,406)      (380,458)     (1,160)        (7,603)
                                       --------    -----------    --------    -----------
  Net increase - Institutional Class     94,813    $   757,650      40,014    $   272,823
                                       --------    -----------    --------    -----------

Net increase in Fund                    480,334    $ 3,741,202     180,058    $ 1,229,517
                                       --------    -----------    --------    -----------


* Adviser Shares - For the period March 7, 1996 (initial offering date) through December 31, 1996. Institutional Shares - For the period April 2, 1996 (initial offering date) through December 31, 1996.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


MEDIUM-TERM FUND                             YEAR ENDED                 PERIOD ENDED
                                         DECEMBER 31, 1997           DECEMBER 31, 1996*
                                         -----------------           ------------------

                                        SHARES        AMOUNT       SHARES        AMOUNT
                                        ------        ------       ------        ------
ADVISER CLASS SHARES
  Sold                                 1,067,650   $ 9,105,586     434,251    $ 3,434,858
  Reinvested from dividends
           and distributions            105,144        930,526       4,374         35,521
  Redeemed                             (242,410)    (2,140,638)    (15,238)      (118,433)
                                        -------    -----------     -------    -----------
  Net increase - Adviser Class          930,384    $ 7,895,474     423,387    $ 3,351,946
                                        -------    -----------     -------    -----------

INSTITUTIONAL CLASS SHARES

           Sold                         184,045    $ 1,591,873      39,564    $   304,507
  Reinvested from dividends
           and distributions             15,624        134,677       1,248          9,870
  Redeemed                              (40,414)      (353,938)     (7,079)       (53,203)
                                        -------    -----------     -------    -----------
  Net increase - Institutional Class    159,255    $ 1,372,612      33,733    $   261,174
                                        -------    -----------     -------    -----------

Net increase in Fund                   1,089,639   $ 9,268,086     457,120    $ 3,613,120
                                       ---------   -----------     -------    -----------

* Adviser Shares - For the period March 7, 1996 (initial offering date) through December 31, 1996. Institutional Shares - For the period April 2, 1996 (initial offering date) through December 31, 1996.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT-TERM FUND                              YEAR ENDED                  PERIOD ENDED
                                         DECEMBER 31, 1997           DECEMBER 31, 1996*
                                         -----------------           ------------------

                                        SHARES        AMOUNT        SHARES        AMOUNT
                                        ------        ------        ------        ------
ADVISER CLASS SHARES
  Sold                                 1,186,636   $11,350,629     498,279    $ 4,497,333
  Reinvested from dividends
           and distributions            139,097      1,358,976       2,714         25,055
  Redeemed                             (402,581)    (4,019,735)    (14,392)      (123,915)
                                        -------    -----------     -------    -----------
  Net increase - Adviser Class          923,152    $ 8,689,870     486,601    $ 4,398,473
                                        -------    -----------     -------    -----------

INSTITUTIONAL CLASS SHARES
  Sold                                  167,729    $ 1,691,679      33,138    $   289,230
  Reinvested from dividends
           and distributions             18,598        182,445        --             --
  Redeemed                              (33,676)      (336,732)       (122)        (1,097)
                                        -------    -----------     -------    -----------
  Net increase - Institutional          152,651    $ 1,537,392      33,016    $   288,133
                                        -------    -----------     -------    -----------

Net increase in Fund                   1,075,803   $10,227,262     519,617    $ 4,686,606
                                       ---------   -----------     -------    -----------


* Adviser Shares - For the period March 7, 1996 (initial offering date) through December 31, 1996. Institutional Shares - For the period April 2, 1996 (initial offering date) through December 31, 1996.

--------------------------------------------------------------------------------

9. RECLASSIFICATION OF CAPITAL ACCOUNTS
In accordance with the adoption of Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies", reclassifications were made to the Funds' capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change. At December 31, 1997, the amounts reclassified were as follows:

--------------------------------------------------------------------------------
                                  Undistributed    Undistributed    Additional
                                  Net Investment   Net Realized       Paid-in
                                  Income              Gains           Surplus
                                  ------              -----           -------

         Long-Term Fund            $  736          $  358             $1,094
         Medium-Term Fund          (1,357)          1,345                 12
         Short-Term Fund              -                -                  -
--------------------------------------------------------------------------------


10. FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)
Capital gain distributions paid to shareholders by the Funds during the year ended December 31, 1997, whether taken in shares or cash were as follows:

--------------------------------------------------------------------------------
                               Capital Gain 28%  Capital Gain 20%
                               ----------------  ----------------
         Long-Term Fund           $44,669           $25,822
         Medium-Term Fund          85,191            99,137
         Short-Term Fund           68,853           160,657
--------------------------------------------------------------------------------

TOMORROW FUNDS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS

$ per share




                                                         NET
                                   NET                 REALIZED    TOTAL     DIVIDENDS   DISTRI-            NET
                                  ASSET                  AND      INCOME      FROM       BUTIONS           ASSET
                                  VALUE AT    NET     UNREALIZED   FROM        NET        FROM     TOTAL   VALUE AT          NET TO
                                BEGINNING  INVESTMENT GAINS ON   INVESTMENT INVESTMENT   CAPITAL  DISTRI-  END OF   TOTAL    ASSETS
                                OF PERIOD   INCOME    SECURITIES OPERATIONS   INCOME     GAINS    BUTIONS  PERIOD   RETURN  (000'S)S
                                ---------   ------    ---------- ----------   ------     -----    -------  ------   ------  --------


LONG-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
    through December 31, 1996   $   6.50    $ 0.04    $ 0.55     $ 0.59     $ (0.06)    $ (0.05) $ (0.11) $  6.98    9.08%  $  978
For the year ended
    December 31, 1997               6.98      0.09      1.62       1.71       (0.08)      (0.63)   (0.71)    7.98   24.50    4,194

INSTITUTIONAL SHARES
For the period April 2, 1996*
    through December 31, 1996       6.51      0.04      0.55       0.59        0.00       (0.05)   (0.05)    7.05    9.03      282
For the year ended
    December 31, 1997               7.05      0.06      1.69       1.75       (0.10)      (0.63)   (0.73)    8.07   24.84    1,088

MEDIUM-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
    through December 31, 1996       7.50      0.04      0.63       0.67       (0.03)      (0.07)   (0.10)    8.07    8.89    3,416
For the year ended
    December 31, 1997               8.07      0.13      1.40       1.53       (0.13)      (0.62)   (0.75)    8.85   18.96   11,987

INSTITUTIONAL SHARES
For the period April 2, 1996*
    through December 31, 1996       7.53      0.10      0.55       0.65       (0.25)      (0.07)   (0.32)    7.86    8.54      265
For the year ended
    December 31, 1997               7.86      0.24      1.29       1.53       (0.15)      (0.61)   (0.76)    8.63   19.48    1,665

SHORT-TERM RETIREMENT
ADVISER SHARES
for the period March 7, 1996*
    through December 31, 1996       8.50      0.06      0.72       0.78       (0.06)      (0.06)   (0.12)    9.16    8.54    4,459
For the year ended
    December 31, 1997               9.16      0.22      1.47       1.69       (0.20)      (0.87)   (1.07)    9.78   18.46   13,786

INSTITUTIONAL SHARES
For the period March 7, 1996*
    through December 31, 1996       8.51      0.00      0.70       0.70        0.00        0.00     0.00     9.21    8.23      304
For the year ended
    December 31, 1997               9.21      0.17      1.55       1.72       (0.24)      (0.87)   (1.11)    9.82   18.69    1,823


+  Annualized.
*  Commencement of operations.




                                                                         ratios

                                                                                      RATIO INFORMATION
                                                                                   ASSUMING NO FEE WAIVERS,
                                                                                      REIMBURSEMENTS OR
                                                  RATIO OF                               CUSTODY FEE
                                                    NET                            EARNINGS CREDIT RECEIVED
                                     RATIO OF    INVESTMENT                                    RATIO OF NET
                                     EXPENSES    INCOME TO                           RATIO OF   INVESTMENT
                                    TO AVERAGE     AVERAGE   PORTFOLIO  AVERAGE     EXPENSES     INCOME
                                       NET          NET      TURNOVER  COMMISSION   TO AVERAGE  TO AVERAGE
                                     ASSETS       ASSETS      RATE       RATE       NET ASSETS   NET ASSETS
                                     ------       ------      ----       ----       ----------   ----------


LONG-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
    through December 31, 1996         1.75%+      1.63%+      25.09%   $  0.03       45.36%+      -41.98%+
For the year ended
    December 31, 1997                 1.75        1.30        66.64       0.03        5.61         -2.56

INSTITUTIONAL SHARES
For the period April 2, 1996*
    through December 31, 1996         1.50+       1.97+       25.09       0.03       40.49+       -37.02+
For the year ended
    December 31, 1997                 1.45        1.67        66.64       0.03        7.52         -4.40

MEDIUM-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
    through December 31, 1996         1.75+       1.73+       22.56       0.03       15.88+       -12.40+
For the year ended
    December 31, 1997                 1.75        1.80        90.67       0.03        2.92          0.64

INSTITUTIONAL SHARES
For the period April 2, 1996*
    through December 31, 1996         1.50+       1.96+       22.56       0.03       20.86+       -17.40+
For the year ended
    December 31, 1997                 1.39        2.33        90.67       0.03        4.41         -0.69

SHORT-TERM RETIREMENT
ADVISER SHARES
for the period March 7, 1996*
    through December 31, 1996         1.75+       2.08+       14.16       0.03       15.68+       -11.85+
For the year ended
    December 31, 1997                 1.75        2.41       145.44       0.03        2.65          1.51

INSTITUTIONAL SHARES
For the period March 7, 1996*
    through December 31, 1996         1.50+       2.31+       14.16       0.03       19.10+       -15.29+
For the year ended
    December 31, 1997                 1.44        2.87       145.44       0.03        4.01          0.30





+  Annualized.
*  Commencement of operations.


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                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of:

     TOMORROW LONG-TERM RETIREMENT FUND
     TOMORROW MEDIUM-TERM RETIREMENT FUND
     TOMORROW SHORT-TERM RETIREMENT FUND

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund and Tomorrow Short-Term Retirement Fund as of December 31, 1997, and the related statements of operations for the year then ended, the statement of changes in net assets and financial highlights for the year ended December 31, 1997 and the period from March 7, 1996 (commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund and Tomorrow Short-Term Retirement Fund as of December 31, 1997, the results of their operations for the year then ended and the changes in their net assets and financial highlights for the year ended December 31, 1997 and the period from March 7, 1996 (commencement of operations) to December 31, 1996 , in conformity with generally accepted accounting principles.



                                                           KPMG Peat Marwick LLP

New York, New York
January 19, 1998

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                                 TOMORROW FUNDS
                                RETIREMENT TRUST

                         A LIFECYCLE RETIREMENT PROGRAM
--------------------------------------------------------------------------------
                     ONE NEW YORK PLAZA, NEW YORK, NY 10004
                                 (800) 223-3332






INDEPENDENT TRUSTEES AND MEMBERS
OF AUDIT COMMITTEE
Raymond R. Herrmann, Jr.
Lawrence J. Israel
Harvey E. Sampson


OFFICERS
ROGER J. WEISS
  Chairman of the Board, President and Trustee
JAY C. NADEL
  Executive Vice President and Secretary
FRANCIS H. POWERS
  Executive Vice President and Treasurer
DANIEL CARDELL
  Vice President
JOSEPH J. REARDON
  Vice President
DANIEL S. VANDIVORT
  Vice President
JOSEPH PARASCONDOLA
  Assistant Vice President

INVESTMENT ADVISER
Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY  10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND
TRANSFER AGENT
First Data Investor Services Group, Inc.
4400 Computer Drive
Westboro, MA  01581-5120

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA  02109

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
345 Park Avenue
New York, NY  10154






This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Tomorrow Funds Retirement Trust. Such offering is made only by prospectus, which includes details as to offering and other material information.